INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

There is no current or deferred tax expense for the years ended December 31, 2012 and 2011 due to the Company’s loss position and the full reserve taken on the Company’s deferred tax asset in both years.

A reconciliation of statutory rates is as follows at December 31:

	2012	2011
Statutory Rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	5.0%	5.0%
Reduction in valuation allowance related to net operating loss carry-forwards and change in permanent differences	-39.0%	-39.0%
	0.0%	0.0%

The tax effects of temporary differences that give rise to deferred tax assets (liabilities) are as follows at December 31:

	2012	2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$12,764,000	$10,447,000
Accumulated depreciation	(14,000)	(13,000)
Less valuation allowance	(12,750,000)	(10,434,000)
Net deferred tax assets	$-	$-

During the years ended December 31, 2012 and 2011, net deferred tax benefit was approximately $2,316,000 and $1,293,000, respectively. At December 31, 2012 and 2011, the Company has federal loss carryforwards of approximately $33.9 million and $27.9 million, respectively, and state loss carryforwards of approximately $16.2 million and $12.5 million, respectively, which are available to reduce future taxes, if any. These net operating loss carryforwards expire through 2032 and 2017, respectively. The net change in the total valuation allowance for the years ended December 31, 2012 and 2011 was a net increase of approximately $2,316,000 and $1,293,000, respectively. Based on the Company’s loss position and the uncertainty of the amount and timing of future taxable income, management believes that it is more likely than not that the Company will not fully realize the benefit of its net deferred tax assets. Pursuant to Internal Revenue Code Section 382, annual utilization of the Company’s net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period. The Company believes that the Reverse Acquisition Transaction will not cause any limitation on future utilization of net operating loss carryforwards.